U.S. SECURITIES AND EXCHANGE
                             COMMISSION WASHINGTON,
                                   D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number  811-09545
                                    ---------

Seligman Time Horizon/Harvester Series, Inc. on behalf of its:
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Seligman Time Horizon 30 Fund
Seligman Time Horizon 20 Fund
Seligman Time Horizon 10 Fund
Seligman Harvester Fund
(Exact name of registrant as specified charter)

100 Park Avenue, New York, NY  10017
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(Address of principal executive offices) (Zip code)

Lawrence P. Vogel, Treasurer
100 Park Avenue, New York, NY  10017
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(Name and address of agent for service)

Registrant's telephone number, including area code: 212-850-1864
                                                    Toll Free:  800-221-2450

Date of fiscal year end:  12/31
Date of reporting period:  7/1/2006 - 6/30/2007

======================== SELIGMAN TIME HORIZON 30 FUND =========================

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

======================== SELIGMAN TIME HORIZON 20 FUND =========================

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

======================== SELIGMAN TIME HORIZON 10 FUND =========================

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

=========================== SELIGMAN HARVESTER FUND ============================

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

                  SELIGMAN TIME HORIZON/HARVESTER SERIES, INC.
                          Seligman Time Horizon 30 Fund
                          Seligman Time Horizon 20 Fund
                          Seligman Time Horizon 10 Fund
                             Seligman Harvester Fund

Pursuant to this requirement of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized on the 20th day of August, 2007.


Signature                        Title
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/s/ Brian T. Zino                President, Director and Chief Executive Officer
-----------------------------    (Principal Executive Officer)
Brian T. Zino